Condensed financial information of registrant	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of registrant
Schedule II
Condensed financial information of registrant
Statement of financial position of Aegon Ltd.
As at December 31

Before profit appropriation, amounts in EUR million	2024	2023

Non-current assets

Financial fixed assets

Shares in group companies	8,653	8,536

Loans to group companies	330	780

Other non-current assets	40	-

	9,023	9,316

Current assets

Receivables

Receivables from group companies	20	138

Other receivables	106	77

Other current assets	32	48

Accrued interest and rent	4	18

	162	281

Cash and cash equivalents

Cash and cash equivalents	1,888	2,304

Total assets	11,073	11,900

Shareholders’ equity

Share capital	241	265

Paid-in surplus	6,853	6,853

Revaluation account	(3,696)	(3,760)

Legal reserves – foreign currency translation reserve	999	474

Legal reserves in respect of group companies	1,367	1,134

Retained earnings, including treasury shares	1,835	3,693

Remeasurement of defined benefit plans of group companies	(1,072)	(1,006)

Net result	688	(179)

	7,215	7,475

Other equity instruments	1,972	1,951

Total equity	9,187	9,426

Provisions

Deferred tax liability	12	3

	12	3

Non-current liabilities

Subordinated borrowings	770	1,418

Long-term borrowings	781	745

Defined benefit liabilities	53	-

Other non-current liabilities	26	-

	1,629	2,163

Current liabilities

Loans from group companies	4	4

Payables to group companies	70	73

Other current liabilities	159	202

Accruals and deferred income	12	30

	245	309

Total liabilities	1,886	2,475

Total equity and liabilities	11,073	11,900

About Aegon Governance and risk management Financial information Sustainability information

Condensed income statement of Aegon Ltd.
For the year ended December 31

Amounts in EUR million	2024	2023	2022

Net result group companies	806	(65)	(411)

Other income / (loss)	(118)	(114)	(158)

Net result	688	(179)	(569)
Condensed cash flow statement of Aegon Ltd.
For the year ended December 31

Amounts in EUR millions	2024	2023	2022

Result before tax	(137)	(133)	(204)

Adjustments	170	(264)	(138)

Net cash flows from operating activities	34	(397)	(342)

Dividends and capital repayments of subsidiaries, associates and joint ventures	1,319	2,567	1,530

Purchase of equipment	(8)	-	-

Net cash flows from investing activities	1,311	2,567	1,530

Purchase of treasury shares	(925)	(1,072)	(597)

Issuance and repurchase of borrowings	(248)	145	469

Repayment of perpetuals	-	-	(429)

Dividends paid	(521)	(494)	(169)

Coupons on perpetual securities	(68)	(65)	(48)

Other	2	-	-

Net cash flows from financing activities	(1,760)	(1,485)	(773)

Net increase / (decrease) in cash and cash equivalents	(415)	685	415
Five-year schedule of maturities of debt
As at December 31

	2024		2023

Amounts in EUR million	Subordinated borrowings	Long-term Borrowings	Subordinated borrowings	Long-term Borrowings

Remaining terms less than 1 year	-	-	-	-

Remaining terms 1 - 2 years	-	-	-	-

Remaining terms 2 - 3 years	-	-	-	-

Remaining terms 3 - 4 years	-	-	-	-

Remaining terms 4 - 5 years	-	-	-	-

Remaining terms longer than 5 years	770	781	1,418	745

At December 31	770	781	1,418	745
Remittances from and capital contributions to business units
During 2024, Aegon received EUR 1.1 billion of remittances from its business units the Americas, United Kingdom, International, and Asset Management, as well as dividend from a.s.r. Aegon spent EUR 0.1 billion on capital contributions to International and Asset Management.
During 2023, Aegon received EUR 1.0 billion of remittances from its business units the Americas, United Kingdom, International, and Asset Management, as well as dividend from a.s.r. Aegon spent EUR 0.1 billion on capital contributions to International and Asset Management.